Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 10,693,306	$ 10,605,326	$ 3,936,504
Current year addition	1,581,896	363,984	7,076,539
Foreign currency translation adjustments	493,123	(276,004)	(407,717)
Balance at end of the year	$ 12,768,325	$ 10,693,306	$ 10,605,326